Share Capital and Warrants - First Preferred Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Preferred Shares Redeemed	$ (107)	$ (87)
Preferred Shares
Number of Common Shares
Outstanding, beginning of year (in shares)	26	36
Preferred Shares Redeemed (in shares)	(14)	(10)
Outstanding, end of year (in shares)	12	26
Amount
Outstanding, Beginning of Year	$ 356	$ 519
Preferred Shares Redeemed	(243)	(163)
Outstanding, End of Year	$ 113	$ 356